Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000112567 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112567 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000112567 | Ping An Insurance Group Co. of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112567 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112567 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112567 | BYD Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112567 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112567 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112567 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112567 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112567 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112567 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000112567 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000112567 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000112567 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000112567 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000112567 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000112567 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000112567 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000112567 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112567 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112567 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145138 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000145138 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145138 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145138 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145138 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145138 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000145138 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145138 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145138 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145138 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000145138 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000145138 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000145138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000145138 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145138 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000145138 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000145138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145138 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000145138 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145138 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042129 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042129 | Vale SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042129 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000042129 | Petroleo Brasileiro SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042129 | China Merchants Bank Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042129 | Saudi Arabian Oil Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042129 | Industrial & Commercial Bank of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000042129 | Bank of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042129 | China Shenhua Energy Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042129 | Industrial Bank Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042129 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042129 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000042129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000042129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000042129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000042129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000042129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000042129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000042129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042129 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000202064 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202064 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202064 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202064 | Hyundai Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202064 | Pop Mart International Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202064 | Fuyao Glass Industry Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202064 | Vipshop Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202064 | Banco do Brasil SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | Want Want China Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | Hansoh Pharmaceutical Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202064 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000202064 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000202064 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000202064 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000202064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202064 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000202064 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000202064 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000202064 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202064 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202064 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128625 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000128625 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000128625 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128625 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128625 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128625 | Yuhan Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128625 | Powszechna Kasa Oszczednosci Bank Polski SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128625 | Info Edge India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128625 | Hindustan Petroleum Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128625 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000128625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000128625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000128625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000128625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000128625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000128625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000128625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053725 | Old Mutual Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053725 | Beijing Oriental Yuhong Waterproof Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053725 | Alior Bank SA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | Tisco Financial Group PCL
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | Growthpoint Properties Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | Transmissora Alianca de Energia Eletrica SA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | Grupa Kety SA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | United Integrated Services Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | Tiger Brands Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | Grupo Aeroportuario del Centro Norte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053725 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000053725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000053725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000053725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000053725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000053725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000053725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033619 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033619 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033619 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033619 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033619 | Deutsche Post AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033619 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033619 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033619 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033619 | Airbus SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033619 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033619 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033619 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033619 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000033619 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033619 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000033619 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000033619 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000033619 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033619 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033619 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000033619 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033619 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033635 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033635 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033635 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033635 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033635 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033635 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033635 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033635 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033635 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033635 | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033635 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033635 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033635 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033635 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033635 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000033635 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033635 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033635 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000033635 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000033635 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000057625 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000057625 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057625 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000057625 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057625 | Oil & Natural Gas Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057625 | Coal India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057625 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057625 | State Bank of India
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057625 | Tata Consultancy Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057625 | NTPC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000057625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000057625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000057625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000057625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000057625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000057625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000057625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000042148 | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000042148 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000042148 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042148 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000042148 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042148 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000042148 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000042148 | Cellnex Telecom SA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042148 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042148 | Alexandria Real Estate Equities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000042148 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042148 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042148 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042148 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042148 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000042148 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	87.20%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%